Jun. 23, 2025
Invesco EQV Asia Pacific Equity Fund
1.	The following information is removed from the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies” sections of the Summary and Statutory Prospectuses:

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

2.	The following paragraph replaces the last three paragraphs under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses and similar information under the heading “Objective(s) and Strategies” in the Statutory Prospectus:

In selecting investments for the Fund, the portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The portfolio managers seek to take advantage of inefficiencies in the market and to buy shares of companies that they believe are trading below their intrinsic value. The portfolio managers seek to hold a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio managers may invest in companies of different capitalization ranges in any developing market country. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV Asia Pacific Equity Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and SAI and retain it for future reference.

Fund Name Change: The Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) approved the name change of Invesco EQV Asia Pacific Equity Fund to Invesco Asia Pacific Equity Fund effective on or about August 22, 2025. Accordingly, effective on or about August 22, 2025, any and all references to Invesco EQV Asia Pacific Equity Fund are changed to Invesco Asia Pacific Equity Fund in the Fund’s Summary and Statutory Prospectuses and SAI.